COST OF SALES	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
COST OF SALES	COST OF SALES

	Year ended December 31,
	2025	2024	2023

Inventories at the beginning of the year	4,750,511	4,948,376	3,470,214
Acquisition of business (Note 3)	—	—	1,707,311
Translation differences	148,848	(298,816)	(22,514)

Plus: Charges for the year
Raw materials and consumables used and other movements	9,404,234	11,753,018	11,193,050
Services and fees	299,909	304,159	250,333
Labor cost	1,080,011	1,084,009	940,411
Depreciation of property, plant and equipment	591,817	589,309	556,630
Amortization of intangible assets	110,580	86,852	47,374
Maintenance expenses	882,523	950,939	825,809
Office expenses	20,121	18,203	14,873
Insurance	37,520	36,014	24,867
Change of obsolescence allowance	5,465	10,969	4,707
Valuation allowance	—	—	(15,333)
Recovery from sales of scrap and by-products	(31,487)	(29,851)	(37,186)
Others	49,597	57,554	38,567

Less: Inventories at the end of the year	(4,093,659)	(4,750,511)	(4,948,376)

Cost of Sales	13,255,990	14,760,224	14,050,737